Income Taxes - Components of Income Tax (Benefit) Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current tax expense (benefit)
Federal	$ (78)	$ (67)	$ 300
State and local	(3)	2	0
Total current tax expense (benefit)	(81)	(65)	300
Deferred tax expense (benefit)
Federal	675	(703)	(673)
State and local	22	(73)	0
Total deferred tax expense (benefit)	697	(776)	(673)
Total income taxes	$ 616	$ (841)	$ (373)